Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill
Schedule of changes in the carrying amount of goodwill

								Innovation
				Local			Digital media	initiatives
	Core	China	International	consumer			and	and
	commerce	commerce	commerce	services	Cainiao	Cloud	entertainment	others	Total

	(in millions of RMB)
Balance as of March 31, 2020	209,533	—	—	—	—	2,510	58,673	6,066	276,782
Additions (i)	14,605					—	—	2,974	17,579
Deconsolidation of subsidiaries	—	—	—	—	—	(455)	—	—	(455)
Measurement period adjustments	240	—	—	—	—	—	—	—	240
Foreign currency translation adjustments	(1,364)	—	—	—	—	(11)	—	—	(1,375)
Balance as of March 31, 2021	223,014	—	—	—	—	2,044	58,673	9,040	292,771
Additions	2,506	523	—	—	—	254	—	—	3,283
Impairment	—	—	—	—	—	—	(25,141)	—	(25,141)
Allocation of goodwill (ii)	(224,407)	174,424	17,630	20,292	16,346	815	—	(5,100)	—
Foreign currency translation adjustments	(1,113)	—	(169)	—	—	(50)	—	—	(1,332)
Balance as of March 31, 2022	—	174,947	17,461	20,292	16,346	3,063	33,532	3,940	269,581

(i)	During the year ended March 31, 2021, additions under the Core commerce segment primarily included the acquisition of Sun Art (Note 4(a)).
(ii)	During the year ended March 31, 2022, the Company allocated its goodwill primarily as a result of the change in segments (Note 26).